CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses:
Research and development costs	$ 11,795,376	$ 23,285,279	$ 17,306,001
General and administrative expenses	10,896,158	11,798,910	9,940,557
Litigation settlement (gain) loss	(2,700,000)	2,700,000	0
Total Operating Expenses	19,991,534	37,784,189	27,246,558
Loss from Operations	(19,991,534)	(37,784,189)	(27,246,558)
Other Income (Expenses):
Interest income	222,256	175,393	143,195
Changes in fair value of option liabilities - gains	3,238,911	2,581,473	8,733,350
Foreign currency exchange gains (losses)	81,501	(358,540)	272,985
Other expenses	(17,914)	(13,394)	(43,969)
Total Other Income (Expenses)	3,524,754	2,384,932	9,105,561
Net Loss	(16,466,780)	(35,399,257)	(18,140,997)
Other Comprehensive (Loss) Income:
Foreign Currency Translation Adjustment	(116,180)	43,851	(436,577)
Comprehensive Loss	$ (16,582,960)	$ (35,355,406)	$ (18,577,574)
Loss per ordinary share (basic and diluted)	$ (0.01)	$ (0.03)	$ (0.02)
Weighted average ordinary shares (basic and diluted)	1,540,309,840	1,247,293,388	1,177,693,383